Pensions - History of defined benefit schemes (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Pensions
Fair value of plan assets	£ 48,752	£ 49,746	£ 49,229	£ 34,708	£ 34,359
Present value of plan obligations	39,607	42,378	43,990	35,152	36,643
Funded status	9,145	7,368	5,239	(444)	(2,284)
Experience (losses)/gains on plan liabilities	(81)	(93)	794	258	18
Experience (losses)/gains on plan assets	(2,090)	1,728	9,254	(458)	5,171
Actual return on plan assets	£ (848)	£ 3,013	£ 10,708	£ 749	£ 6,485
Actual return on plan assets - %	(1.70%)	6.10%	30.90%	2.20%	22.80%
Main Scheme
Pensions
Fair value of plan assets	£ 43,806	£ 44,652	£ 43,824	£ 30,703	£ 30,077
Present value of plan obligations	35,466	37,937	38,851	30,966	31,776
Funded status	8,340	6,715	4,973	(263)	(1,699)
Experience (losses)/gains on plan liabilities	(122)	(107)	658	233	3
Experience (losses)/gains on plan assets	(1,891)	1,580	8,562	(415)	4,629
Actual return on plan assets	£ (768)	£ 2,735	£ 9,872	£ 703	£ 5,766
Actual return on plan assets - %	(1.70%)	6.20%	32.20%	2.30%	23.80%